DEFERRED INCOME	6 Months Ended
Jun. 30, 2025
DEFERRED INCOME
DEFERRED INCOME

16.DEFERRED INCOME

Asset-related
subsidy
US$
Balance as of December 31, 2024	293,923
Recognized as government grants during the period	(33)
Foreign currency translation adjustment	1,224
Balance as of June 30, 2025	295,114

The Group received government grants of US$4,833 with no future related costs required during the six months ended June 30, 2025, which were directly recognized as government grants in the unaudited condensed consolidated statements of comprehensive loss for the six months ended June 30, 2025.